Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 31, 2023
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
CIK	dei_EntityCentralIndexKey	0001503123
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Nov. 17, 2023
Effective Date	dei_DocumentEffectiveDate	Nov. 20, 2023
Prospectus Date	rr_ProspectusDate	Nov. 20, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A